Note 3 - Earnings Per Share - Weighted Average Shares Used in Basic and Dilutive Earnings Per Share Computations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net Income	$ 1,467,000	$ 1,498,000
Weighted average shares outstanding – basic (in shares)	1,857,457	1,781,410
Effect of dilutive common stock equivalents (in shares)	137,375	154,493
Adjusted weighted average shares outstanding – diluted (in shares)	1,994,832	1,935,903
Basic earnings per share (in dollars per share)	$ 0.79	$ 0.84
Diluted earnings per share (in dollars per share)	$ 0.74	$ 0.77